LOANS AND FINANCING - By Currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LOANS AND FINANCING
Total Loans and Financing	R$ 13,138,823	R$ 13,367,841
Brazilian Real (BRL)
LOANS AND FINANCING
Total Loans and Financing	111,492	2,361,610
U.S. Dollar (USD)
LOANS AND FINANCING
Total Loans and Financing	12,960,521	10,924,355
Other currencies
LOANS AND FINANCING
Total Loans and Financing	R$ 66,810	R$ 81,876